DEFERRED GRANT (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Deferred Grant
SCHEDULE OF DEFERRED GRANT

	June 30, 2025	March 31, 2025
Balance, beginning of the year	$67,732	$-
Grant received	-	226,877
Expenses on the project	(53,809)	(156,885)
Exchange difference	3,909	(2,260)
Balance, end of the period	$17,832	$67,732

	March 31, 2025	March 31, 2024
Balance, beginning of the year	$-	$-
Grant received	226,877	154,709
Expenses on the project	(156,885)	(154,709)
Exchange difference	(2,260)	-
Balance, end of the year	$67,732	$-